                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                          MFS(R) STRATEGIC GROWTH FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                             MFS(R) CORE GROWTH FUND
                            MFS(R) EQUITY INCOME FUND
                              MFS(R) BLUE CHIP FUND
                            MFS(R) NEW DISCOVERY FUND
                       MFS(R) CONVERTIBLE SECURITIES FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                       MFS(R) SCIENCE AND TECHNOLOGY FUND
                           MFS(R) EMERGING GROWTH FUND
                          MFS(R) LARGE CAP GROWTH FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                           MFS(R) CHARTER INCOME FUND
                         MFS(R) GLOBAL GOVERNMENTS FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                            MFS(R) GLOBAL EQUITY FUND
                                MFS(R) BOND FUND
                       MFS(R) LIMITED MATURITY FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                            MFS(R) MID CAP VALUE FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) HIGH QUALITY BOND FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                          MFS(R) STRATEGIC INCOME FUND
                     MFS(R) INTERNATIONAL OPPORTUNITIES FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                        MFS(R) INTERNATIONAL VALUE FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                           MFS(R) MID CAP GROWTH FUND
                              MFS(R) RESEARCH FUND
                            MFS(R) TOTAL RETURN FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R)/F&C EMERGING MARKETS EQUITY FUND
                   MFS(R) INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                           MFS(R) STRATEGIC VALUE FUND
                           MFS(R) SMALL CAP VALUE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                               MFS(R) INCOME FUND
                          MFS(R) EUROPEAN EQUITY FUND
                             MFS(R) HIGH YIELD FUND
                        MFS(R) CONCENTRATED GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                        MFS(R) GOVERNMENT SECURITIES FUND


                      Supplement to the Current Prospectus


The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                 The date of this Supplement is August 1, 1999.